Interests in Other Entities (Details) - Schedule of subsidiaries	12 Months Ended
Dec. 31, 2022
Safe-T Data A.R Ltd. [Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	Safe-T
Principal place of business	Israel
Nature of business activities	Enterprise cybersecurity
Percentage held directly by the Company	100.00%
Rate of shares held by the Company	100.00%
NetNut Ltd. [Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	NetNut
Principal place of business	Israel
Nature of business activities	Enterprise internet access (5)	[1]
Percentage held directly by the Company	100.00%
Rate of shares held by the Company	100.00%
NetNut Networks Inc.[Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	NetNut Inc.	[2]
Principal place of business	USA	[2]
Nature of business activities	Enterprise internet access (5)	[1],[2]
Percentage held directly by the Company		[2]
Rate of shares held by the Company	100.00%	[2]
NetNut Networks LLC [Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	NNNW	[3]
Principal place of business	USA	[3]
Nature of business activities	Enterprise internet access (5)	[1],[3]
Percentage held directly by the Company		[3]
Rate of shares held by the Company	100.00%	[3]
CyberKick Ltd. [Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	CyberKick
Principal place of business	Israel
Nature of business activities	Consumer internet access (6)	[4]
Percentage held directly by the Company	100.00%
Rate of shares held by the Company	100.00%
Spell Me Ltd. [Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	Spell Me
Principal place of business	Seychelles
Nature of business activities	Consumer internet access (6)	[4]
Rate of shares held by the Company	100.00%
iShield Inc. [Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	iShield
Principal place of business	USA
Nature of business activities	Consumer internet access (6)	[4]
Rate of shares held by the Company	100.00%
RoboVPN Inc.[Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	RoboVPN	[5]
Principal place of business	USA	[5]
Nature of business activities	Consumer internet access (6)	[4],[5]
Percentage held directly by the Company		[5]
Rate of shares held by the Company	100.00%	[5]
RoboVPN Technologies Ltd.[Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	Robo VPN Tech	[6]
Principal place of business	Cyprus	[6]
Nature of business activities	Consumer internet access (6)	[4],[6]
Percentage held directly by the Company		[6]
Rate of shares held by the Company	100.00%	[6]

[1]	Formerly known as enterprise privacy
[2]	Formerly Safe-T USA Inc. Merged on January 9, 2023 with NNNW
[3]	Formerly known as Chi Cooked LLC. Merged on January 9, 2023 with NetNut Inc.
[4]	Formerly known as consumer cybersecurity and privacy
[5]	Incorporated on February 16, 2022
[6]	Incorporated on July 1, 2022